Right-of-use assets	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	3.4 Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2024	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation at January 1, 2024	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value at January 1, 2024	65.3	55.1	90.8	2.8	214.0

Six month period ended June 30, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	3.0	—	0.2	—	3.2
Additions	57.4	49.2	13.8	0.5	121.0
Disposals	—	(0.1)	—	—	(0.1)
Depreciation	(14.2)	(8.2)	(5.5)	(0.9)	(28.8)
Currency Translation	5.2	3.1	1.5	0.1	9.9
Net book value at June 30, 2024	116.7	99.2	100.7	2.5	319.1

Cost at June 30, 2024	154.4	123.3	132.7	8.8	419.2
Accumulated Depreciation at June 30, 2024	(37.7)	(24.1)	(31.9)	(6.3)	(100.1)
Net book value at June 30, 2024	116.7	99.2	100.7	2.5	319.1

Cost at January 1, 2025	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation at January 1, 2025	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value at January 1, 2025	100.7	119.4	101.1	2.5	323.6

Six month period ended June 30, 2025
Opening net book value	100.7	119.4	101.1	2.5	323.6
Lease modification	2.2	0.6	1.5	0.1	4.3
Additions	143.4	79.5	5.2	0.4	228.5
Disposals	—	—	—	(0.1)	(0.1)
Depreciation	(15.7)	(13.7)	(6.6)	(0.9)	(36.9)
Currency Translation	(26.4)	(13.3)	(3.0)	(0.1)	(42.8)
Net book value at June 30, 2025	204.1	172.4	98.2	2.0	476.6

Cost at June 30, 2025	265.0	217.2	141.5	9.5	633.2
Accumulated Depreciation at June 30, 2025	(60.9)	(44.8)	(43.3)	(7.5)	(156.6)
Net book value at June 30, 2025	204.1	172.4	98.2	2.0	476.6

The additions of CHF 228.5 million in the six-month period ended June 30, 2025 primarily relate to the highly-automated warehouse in the United States ("Atlanta Warehouse") due to the commencement of the remaining warehouse lease space during the six-months ended June 30, 2025, and to various retail store leases across the APAC, EMEA, and Americas regions.
Refer to 4.3 Financial liabilities for additional information on the contractual maturities of On's undiscounted lease liabilities.